Segmental Information - Summary of Segmental Net Earnings (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Other sources of revenue	$ 3,277	$ 16,852
UNITED KINGDOM
Disclosure Of Operating Segments [Line Items]
Other sources of revenue	$ 2,000